UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  028-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

 /s/ Eric Alper     New York, New York/USA     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    17

Form 13F Information Table Value Total:    $45,253 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCURIDE CORP NEW              COM NEW          00439T206     2816   550000 SH       SOLE                   550000
AMERIGON INC                   COM              03070L300      955    75000 SH       SOLE                    75000
BARRICK GOLD CORP              COM              067901108      933    20000 SH       SOLE                    20000
CHEMTURA CORP                  COM NEW          163893209     4413   440000 SH       SOLE                   440000
CIT GROUP INC                  COM NEW          125581801     3037   100000 SH       SOLE                   100000
GRAPHIC PACKAGING HLDG CO      COM              388689101     2415   700000 SH       SOLE                   700000
HOLLYFRONTIER CORP             COM              436106108     1442    55000 SH       SOLE                    55000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     4767    75000 SH       SOLE                    75000
LIFE TECHNOLOGIES CORP         COM              53217V109     5765   150000 SH       SOLE                   150000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     7854   350000 SH       SOLE                   350000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100      828    15000 SH       SOLE                    15000
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS Q   780097754      236    20800 SH       SOLE                    20800
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      222    20000 SH       SOLE                    20000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     2410   200000 SH       SOLE                   200000
SEASPAN CORP                   SHS              Y75638109     6017   525000 SH       SOLE                   525000
VERMILLION INC                 COM NEW          92407M206       92    35000 SH       SOLE                    35000
VIASAT INC                     COM              92552V100     1051    31546 SH       SOLE                    31546